Other financial liabilities (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 412,876,856	$ 233,556,029
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	86,716,112	97,246,912
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	111,323,413	20,393,501
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 214,837,331	$ 115,915,616
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country		Chile
Lending party Tax ID		573 23/03/2009
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 48,775,313
Type of amortization		Semiannual
Interest Rate		4.25%	4.25%
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 10,249,998
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		10,259,097
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 28,266,218
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country		Chile
Lending party Tax ID		898 28/06/2018
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 85,031,634
Type of amortization		Semiannual
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 85,031,634
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 88,151,400	$ 99,749,082	$ 99,749,082
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	74,906,587		86,996,914
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	12,442,212		10,134,404
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 802,601		2,617,764
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8
Debtor country	Chile
Lending party Tax ID	76,645,030-K
Creditor country	Chile
Currency	USD
Other non-current financial liabilities	$ 9,945,156
Type of amortization	At maturity
Interest Rate	3.64%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 9,945,156
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings fourty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		USD
Other non-current financial liabilities			$ 10,445,830
Type of amortization		At maturity
Interest Rate		3.64%	3.64%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings fourty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 10,445,830
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings fourty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings fourty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		USD
Other non-current financial liabilities			$ 8,685,384
Type of amortization		At maturity
Interest Rate		2.90%	2.90%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 8,685,384
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	99,586,280-8
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 16,000,000
Type of amortization	At maturity
Interest Rate	4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 16,000,000
Type of amortization		At maturity
Interest Rate		4.68%	4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 6,601,389
Type of amortization	Semiannual
Interest Rate	3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 3,300,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	3,301,389
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 2,980,819
Type of amortization	At maturity
Interest Rate	3.95%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	2,980,819
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 2,000,000
Type of amortization		At maturity
Interest Rate		4.92%	4.92%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 2,000,000
Type of amortization		At maturity
Interest Rate		3.83%	3.83%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 1,000,000
Type of amortization		At maturity
Interest Rate		4.00%	4.00%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 1,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 8,333,335
Type of amortization		Semiannual
Interest Rate		3.45%	3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 3,333,334
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			3,333,334
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			1,666,667
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other non-current financial liabilities			$ 221,062
Type of amortization		Monthly
Interest Rate		4.80%	4.80%
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 221,062
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,035,409-0
Debtor country	Chile
Lending party Tax ID	76,645,030-K
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 57,884
Type of amortization	Monthly
Interest Rate	4.87%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 10,856
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	10,856
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 36,172
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings fourty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		UF
Other non-current financial liabilities			$ 61,276
Type of amortization		Monthly
Interest Rate		4.87%	4.87%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings fourty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 16,327
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings fourty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			16,330
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings fourty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			28,619
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 39,978,565
Type of amortization	At maturity
Interest Rate	4.56%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 39,978,565
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities			$ 39,902,607
Type of amortization		At maturity
Interest Rate		4.56%	4.56%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 39,902,607
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other non-current financial liabilities	$ 3,503,676
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 985,409
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,751,838
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 766,429
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other non-current financial liabilities	$ 7,035,697
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,638,387
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	4,397,310
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other non-current financial liabilities	$ 1,051,103
Type of amortization	Semiannual
Interest Rate	5.95%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,051,103
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities			$ 3,689,912
Type of amortization		Quarterly
Interest Rate		5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 922,478
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			1,844,956
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			922,478
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities			$ 7,409,676
Type of amortization		Quarterly
Interest Rate		5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 2,469,892
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			4,939,784
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities			$ 0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76,337,371-1
Debtor country	Chile
Lending party Tax ID	97,018,000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 997,111
Type of amortization	At maturity
Interest Rate	3.20%
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 997,111
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	324,725,456	$ 133,806,947
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	11,809,525	10,249,998
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	98,881,201	10,259,097
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 214,034,730	$ 113,297,852
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 44,289,752
Type of amortization	Semiannual
Interest Rate	1.00%
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 417,245
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	43,872,507
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 44,823,862
Type of amortization	Semiannual
Interest Rate	4.25%	4.25%	4.25%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 10,529,882
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	10,539,626
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 23,754,354
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 87,310,921
Type of amortization	Semiannual
Interest Rate	2.90%	2.90%	2.90%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 9,244
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	9,255
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 87,292,422
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 88,372,037
Type of amortization	Semiannual
Interest Rate	1.20%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 428,496
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	44,034,575
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 43,908,966
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Debtor country	Chile
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 59,928,884
Type of amortization	Semiannual
Interest Rate	1.60%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 424,658
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	425,238
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 59,078,988